CONDENSED STATEMENT OF CHANGES IN COMMON STOCK, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical)	3 Months Ended
Mar. 31, 2017 USD ($)
Stock Transactions, Parenthetical Disclosures
Warrant liability	$ 1,252,620
Common Stock | Private Investment in Public Entities
Stock Transactions, Parenthetical Disclosures
Offering costs	$ 7,632